Consolidated Statements Of Changes In Shareholders’ Equity - USD ($)	Common Stock	Additional Paid-In Capital	Statutory Reserve	Retained Earnings / Accumulated Deficit	Other Comprehensive Income / Loss	Total
Balance at Dec. 31, 2017	$ 1,099	$ 2,628,356	$ 312,993	$ 1,850,759	$ 387,241	$ 5,180,448
Balance,shares at Dec. 31, 2017	10,987,679
Foreign currency translation					(363,546)	(363,546)
Net income				2,219,615		2,219,615
Appropriation of Statutory reserve			234,784	(234,784)
Balance at Dec. 31, 2018	$ 1,099	2,628,356	547,777	3,835,590	23,695	7,036,517
Balance,shares at Dec. 31, 2018	10,987,679
Foreign currency translation					(99,820)	(99,820)
Net income				2,018,994		2,018,994
Appropriation of Statutory reserve			116,970	(116,970)
Balance at Dec. 31, 2019	$ 1,099	$ 2,628,356	$ 664,747	$ 5,737,614	$ (76,125)	$ 8,955,691
Balance,shares at Dec. 31, 2019	10,987,679